Fair value measurement - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedge reserve
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Losses recognized in Other comprehensive income/(loss)	€ (41)	€ 0
Effect of change in exchange rates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Losses recognized in Other comprehensive income/(loss)	0	0
Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	17,321	18,790
Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	3,901	11,573
Level 3 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	387	468
Level 1 | Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	16,841	18,286
Level 2 | Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	480	504
Level 2 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 3,510	€ 11,105